Inventories, Net and Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net and Cost of sales [Abstract]
Schedule of Inventories, net
	As at December 31,
	2024	2023
Inventories, net (1)	2,700,309	2,352,735
Inventories in transit	42,892	22,312
Raw materials	42,090	28,367
Real estate project inventories (2)	16,941	18,003
Materials, spares, accessories and consumable packaging	16,542	15,884
Production in process	12	102
Total inventories, net	2,818,786	2,437,403

(1)	The movement of the losses on inventory obsolescence and damages, included as lower value in inventories, during the reporting periods is shown below:
(2)	For 2024, it corresponds to the López de Galarza real estate project for $- (December 31, 2023 - $776), the Éxito Occidente real estate project for $14,809 (December 31, 2023 - $17,227), and the Éxito La Colina real estate project for $2,132.

Schedule of Losses on Inventory Obsolescence and Damages	The movement of the losses on inventory obsolescence and damages, included as lower value in inventories, during the reporting periods is shown below:
Balance at December 31, 2021	12,359
Loss recognized during the period (Note 11.2.)	2,313
Loss reversal (Note 11.2.)	(500)
Effect of exchange difference from translation into presentation currency	(1,022)
Balance at December 31, 2022	13,150
Loss recognized during the period (Note 11.2.)	10,195
Loss reversal (Note 11.2.)	(1,280)
Effect of exchange difference from translation into presentation currency	(2,482)
Balance at December 31, 2023	19,583
Loss recognized during the period (Note 11.2.)	14,084
Loss reversal (Note 11.2.)	(2,433)
Effect of exchange difference from translation into presentation currency	(120)
Balance at December 31, 2024	31,114

Schedule of Information Related with the Cost of Sales

The following is the information related with the cost of sales, allowance for losses on inventory obsolescence and damages, and allowance reversal on inventories:

	Year ended December 31,
	2024	2023	2022
Cost of goods sold (1)	18,391,858	17,578,059	17,086,294
Trade discounts and purchase rebates	(3,008,622)	(2,779,271)	(2,490,381)
Logistics costs (2)	671,567	625,289	579,791
Damage and loss	281,047	263,052	202,573
Allowance for inventory losses, net (Note 11.1)	11,651	8,915	1,813
Total cost of sales	16,347,501	15,696,044	15,380,090

(1)	The annual period ended December 31, 2024 includes $29,713 of depreciation and amortization cost (December 31, 2023 - $29,095 and December 31, 2022 - $28,248).
(2)	The detail is shown below:

Schedule of Depreciation and Amortization Cost
	Year ended December 31,
	2024	2023	2022
Employee benefits	370,434	341,838	308,614
Services	192,491	180,924	177,396
Depreciations and amortizations	80,687	76,279	70,011
Upload and download operators	6,100	6,013	3,942
Maintenance and repair	6,011	6,513	6,341
Packaging and marking material	5,965	5,925	5,603
Leases	5,132	4,450	4,765
Fuels	3,123	1,737	1,685
Insurance	685	743	660
Other minors	939	867	774
Total logistic cost	671,567	625,289	579,791